Consolidated balance sheets variances	6 Months Ended
Jun. 30, 2011
QoQ Percent Change
Cash and due from banks, % Change (as a percent)	(7.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(1.00%)
Interest-bearing deposits with banks, % Change (as a percent)	35.00%
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, % Change (as a percent)	(2.00%)
of which reported at fair value, % Change (as a percent)	1.00%
Securities received as collateral, at fair value, % Change (as a percent)	(13.00%)
of which encumbered, % Change (as a percent)	(13.00%)
Trading assets, at fair value, % Change (as a percent)	(4.00%)
of which encumbered, % Change (as a percent)	(3.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(12.00%)
Investment securities, % Change (as a percent)	(14.00%)
of which reported at fair value, % Change (as a percent)	(10.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(18.00%)
Other investments, % Change (as a percent)	(13.00%)
of which reported at fair value, % Change (as a percent)	(14.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(18.00%)
Net loans, % Change (as a percent)	(1.00%)
of which reported at fair value, % Change (as a percent)	(3.00%)
of which encumbered, % Change (as a percent)	(37.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(9.00%)
allowance for loan losses, % Change (as a percent)	(6.00%)
Premises and equipment, % Change (as a percent)	0.00%
of which reported from consolidated VIEs, % Change (as a percent)	14.00%
Goodwill, % Change (as a percent)	(6.00%)
Other intangible assets, % Change (as a percent)	(4.00%)
of which reported at fair value, % Change (as a percent)	(14.00%)
Brokerage receivables, % Change (as a percent)	(14.00%)
Other assets, % Change (as a percent)	(2.00%)
of which reported at fair value, % Change (as a percent)	(3.00%)
of which encumbered, % Change (as a percent)	(1.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(11.00%)
Total assets, % Change (as a percent)	(4.00%)
Due to banks, % Change (as a percent)	2.00%
of which reported at fair value, % Change (as a percent)	(22.00%)
Customer deposits, % Change (as a percent)	(2.00%)
of which reported at fair value, % Change (as a percent)	2.00%
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, % Change (as a percent)	1.00%
of which reported at fair value, % Change (as a percent)	(2.00%)
Obligation to return securities received as collateral, at fair value, % Change (as a percent)	(13.00%)
Trading liabilities, at fair value, % Change (as a percent)	(11.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(10.00%)
Short-term borrowings, % Change (as a percent)	(12.00%)
of which reported at fair value, % Change (as a percent)	(16.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(13.00%)
Long-term debt, % Change (as a percent)	(7.00%)
of which reported at fair value, % Change (as a percent)	(8.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(10.00%)
Brokerage payables, % Change (as a percent)	4.00%
Other liabilities, % Change (as a percent)	(1.00%)
of which reported at fair value, % Change (as a percent)	(7.00%)
of which reported from consolidated VIEs, % Change (as a percent)	5.00%
Total liabilities, % Change (as a percent)	(4.00%)
Common shares, % Change (as a percent)	0.00%
Additional paid-in capital, % Change (as a percent)	(6.00%)
Retained earnings, % Change (as a percent)	3.00%
Accumulated other comprehensive income/(loss), % Change (as a percent)	13.00%
Total shareholders' equity, % Change (as a percent)	(8.00%)
Noncontrolling interests, % Change (as a percent)	(2.00%)
Total equity, % Change (as a percent)	(7.00%)
Total liabilities and equity, % Change (as a percent)	(4.00%)
Par value (CHF) (in CHF per share), % Change (as a percent)	0.00%
Authorized shares (million) (in shares), % Change (as a percent)	27.00%
Issued shares (million) (in shares), % Change (as a percent)	0.00%
Shares outstanding (million) (in shares), % Change (as a percent)	0.00%
Ytd Percent Change
Cash and due from banks, % Change (as a percent)	4.00%
of which reported from consolidated VIEs, % Change (as a percent)	4.00%
Interest-bearing deposits with banks, % Change (as a percent)	27.00%
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, % Change (as a percent)	(9.00%)
of which reported at fair value, % Change (as a percent)	(14.00%)
Securities received as collateral, at fair value, % Change (as a percent)	(24.00%)
of which encumbered, % Change (as a percent)	(15.00%)
Trading assets, at fair value, % Change (as a percent)	(7.00%)
of which encumbered, % Change (as a percent)	(3.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(14.00%)
Investment securities, % Change (as a percent)	(34.00%)
of which reported at fair value, % Change (as a percent)	(32.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(38.00%)
Other investments, % Change (as a percent)	(15.00%)
of which reported at fair value, % Change (as a percent)	(17.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(12.00%)
Net loans, % Change (as a percent)	1.00%
of which reported at fair value, % Change (as a percent)	3.00%
of which encumbered, % Change (as a percent)	(56.00%)
of which reported from consolidated VIEs, % Change (as a percent)	8.00%
allowance for loan losses, % Change (as a percent)	(10.00%)
Premises and equipment, % Change (as a percent)	(1.00%)
of which reported from consolidated VIEs, % Change (as a percent)	26.00%
Goodwill, % Change (as a percent)	(8.00%)
Other intangible assets, % Change (as a percent)	(10.00%)
of which reported at fair value, % Change (as a percent)	(24.00%)
Brokerage receivables, % Change (as a percent)	5.00%
Other assets, % Change (as a percent)	(4.00%)
of which reported at fair value, % Change (as a percent)	(4.00%)
of which encumbered, % Change (as a percent)	5.00%
of which reported from consolidated VIEs, % Change (as a percent)	(14.00%)
Assets of discontinued operations held-for-sale, % Change (as a percent)	(100.00%)
Total assets, % Change (as a percent)	(5.00%)
Due to banks, % Change (as a percent)	12.00%
of which reported at fair value, % Change (as a percent)	1.00%
Customer deposits, % Change (as a percent)	0.00%
of which reported at fair value, % Change (as a percent)	4.00%
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, % Change (as a percent)	(16.00%)
of which reported at fair value, % Change (as a percent)	(12.00%)
Obligation to return securities received as collateral, at fair value, % Change (as a percent)	(24.00%)
Trading liabilities, at fair value, % Change (as a percent)	(10.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(12.00%)
Short-term borrowings, % Change (as a percent)	(6.00%)
of which reported at fair value, % Change (as a percent)	22.00%
of which reported from consolidated VIEs, % Change (as a percent)	(5.00%)
Long-term debt, % Change (as a percent)	(6.00%)
of which reported at fair value, % Change (as a percent)	(8.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(8.00%)
Brokerage payables, % Change (as a percent)	9.00%
Other liabilities, % Change (as a percent)	(1.00%)
of which reported at fair value, % Change (as a percent)	2.00%
of which reported from consolidated VIEs, % Change (as a percent)	(2.00%)
Total liabilities, % Change (as a percent)	(5.00%)
Common shares, % Change (as a percent)	2.00%
Additional paid-in capital, % Change (as a percent)	(8.00%)
Retained earnings, % Change (as a percent)	7.00%
Treasury shares, at cost, % Change (as a percent)	(80.00%)
Accumulated other comprehensive income/(loss), % Change (as a percent)	16.00%
Total shareholders' equity, % Change (as a percent)	(6.00%)
Noncontrolling interests, % Change (as a percent)	(7.00%)
Total equity, % Change (as a percent)	(6.00%)
Total liabilities and equity, % Change (as a percent)	(5.00%)
Par value (CHF) (in CHF per share), % Change (as a percent)	0.00%
Authorized shares (million) (in shares), % Change (as a percent)	27.00%
Issued shares (million) (in shares), % Change (as a percent)	1.00%
Treasury shares (million) (in shares), % Change (as a percent)	(75.00%)
Shares outstanding (million) (in shares), % Change (as a percent)	2.00%
YoY Percent Change
Cash and due from banks, % Change (as a percent)	(12.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(26.00%)
Interest-bearing deposits with banks, % Change (as a percent)	(13.00%)
of which reported at fair value, % Change (as a percent)	16.00%
of which reported from consolidated VIEs, % Change (as a percent)	(100.00%)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, % Change (as a percent)	(20.00%)
of which reported at fair value, % Change (as a percent)	(23.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(100.00%)
Securities received as collateral, at fair value, % Change (as a percent)	(25.00%)
of which encumbered, % Change (as a percent)	(24.00%)
Trading assets, at fair value, % Change (as a percent)	(14.00%)
of which encumbered, % Change (as a percent)	(24.00%)
of which reported from consolidated VIEs, % Change (as a percent)	15.00%
Investment securities, % Change (as a percent)	(44.00%)
of which reported at fair value, % Change (as a percent)	(43.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(89.00%)
Other investments, % Change (as a percent)	(29.00%)
of which reported at fair value, % Change (as a percent)	(35.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(28.00%)
Net loans, % Change (as a percent)	(3.00%)
of which reported at fair value, % Change (as a percent)	(17.00%)
of which encumbered, % Change (as a percent)	(68.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(32.00%)
allowance for loan losses, % Change (as a percent)	(27.00%)
Premises and equipment, % Change (as a percent)	(1.00%)
of which reported from consolidated VIEs, % Change (as a percent)	60.00%
Goodwill, % Change (as a percent)	(17.00%)
Other intangible assets, % Change (as a percent)	(25.00%)
of which reported at fair value, % Change (as a percent)	(44.00%)
Brokerage receivables, % Change (as a percent)	(21.00%)
Other assets, % Change (as a percent)	(15.00%)
of which reported at fair value, % Change (as a percent)	(14.00%)
of which encumbered, % Change (as a percent)	(17.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(16.00%)
Assets of discontinued operations held-for-sale, % Change (as a percent)	(100.00%)
Total assets, % Change (as a percent)	(14.00%)
Due to banks, % Change (as a percent)	11.00%
of which reported at fair value, % Change (as a percent)	(10.00%)
Customer deposits, % Change (as a percent)	0.00%
of which reported at fair value, % Change (as a percent)	1.00%
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, % Change (as a percent)	(30.00%)
of which reported at fair value, % Change (as a percent)	(16.00%)
Obligation to return securities received as collateral, at fair value, % Change (as a percent)	(25.00%)
Trading liabilities, at fair value, % Change (as a percent)	(27.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(57.00%)
Short-term borrowings, % Change (as a percent)	(8.00%)
of which reported at fair value, % Change (as a percent)	22.00%
of which reported from consolidated VIEs, % Change (as a percent)	(5.00%)
Long-term debt, % Change (as a percent)	(10.00%)
of which reported at fair value, % Change (as a percent)	(17.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(17.00%)
Brokerage payables, % Change (as a percent)	(19.00%)
Other liabilities, % Change (as a percent)	(9.00%)
of which reported at fair value, % Change (as a percent)	(1.00%)
of which reported from consolidated VIEs, % Change (as a percent)	(49.00%)
Total liabilities, % Change (as a percent)	(14.00%)
Common shares, % Change (as a percent)	2.00%
Additional paid-in capital, % Change (as a percent)	(6.00%)
Retained earnings, % Change (as a percent)	13.00%
Accumulated other comprehensive income/(loss), % Change (as a percent)	56.00%
Total shareholders' equity, % Change (as a percent)	(12.00%)
Noncontrolling interests, % Change (as a percent)	(17.00%)
Total equity, % Change (as a percent)	(13.00%)
Total liabilities and equity, % Change (as a percent)	(14.00%)
Par value (CHF) (in CHF per share), % Change (as a percent)	0.00%
Authorized shares (million) (in shares), % Change (as a percent)	27.00%
Issued shares (million) (in shares), % Change (as a percent)	1.00%
Shares outstanding (million) (in shares), % Change (as a percent)	1.00%